RELATED PARTY TRANSACTIONS AND BALANCES - Transactions with related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Service fees charged by related parties | Horgos Zhijiantiancheng
RELATED PARTY TRANSACTIONS AND BALANCES
Transactions with related parties	$ 161,264	$ 4,464,919	$ 11,298,397
Gross Billing From Related Parties
RELATED PARTY TRANSACTIONS AND BALANCES
Transactions with related parties			92,652
Gross Billing From Related Parties | Horgos Zhijiantiancheng
RELATED PARTY TRANSACTIONS AND BALANCES
Transactions with related parties			83,909
Gross Billing From Related Parties | Guangzhou Yijiantiancheng
RELATED PARTY TRANSACTIONS AND BALANCES
Transactions with related parties			$ 8,743